Tax assets and liabilities (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income And Social Contribution Taxes [Abstract]
Operating Profit Before Tax		R$ 14,513,684	R$ 16,383,902	R$ (3,215,718)
Interest on capital	[1]	(3,800,000)	(3,850,000)	(1,400,000)
Operating Profit Before Tax		10,713,684	12,533,902	(4,615,718)
Rates (25% income tax and 20% social contribution tax in 2015)		(4,821,158)	(5,640,256)	2,077,073
PIS and COFINS (net of income and social contribution taxes)	[2],[3]	(1,427,960)	(1,641,181)	1,861,767
Non-taxable/Non-deductible:
Equity in affiliates		32,198	21,392	52,340
Goodwill	[4]	(669,963)	734,952	1,252,578
Exchange variation - foreign branches	[5]	440,857	(3,561,133)	5,913,741
Net Indeductible Expenses of Non-Taxable Income	[2]	194,737
Adjustments:
Constitution of income and social contribution taxes on temporary differences	[6]	1,138,005	605,058	1,266,588
Effects of change in rate of social contribution taxes	[7],[8]	(1,427,667)	(613,202)	52,145
Other adjustments	[8]	1,165,315	1,175,386	573,312
Income taxes		(5,375,636)	(8,918,984)	13,049,544
Of which:
Current tax	[2]	(4,969,241)	(3,575,099)	3,631,631
Deferred taxes		(406,395)	(5,343,885)	9,417,913
Taxes paid in the year		R$ (3,280,230)	R$ (4,240,115)	R$ (1,170,020)

[1]	Amount distributed to shareholders as interest attributable to shareholders' equity. For accounting purposes, although the interest should be reflected in the income statement for tax deduction, the charge is reversed before the calculation of the net income in the financial statements and deducted from the shareholders' equity since it is considered as dividend.
[2]	Includes mainly the tax effect on expenses with donations, revenues from judicial deposit updates and other income and expenses that do not qualify as temporary differences.
[3]	PIS and COFINS are considered a profit-base component (net basis of certain revenues and expenses), therefore and accordingly to IAS 12 they are recorded as income taxes.
[4]	The difference between the tax basis and accounting basis of goodwill on acquisition of Banco ABN Amro Real S.A. is a permanent and definitive difference. Administration in this case the possibility of loss on impairment or disposal is remote and only applies to the entity as a whole and according to the characteristics of the business combination performed, it is not possible to segregate and identify the business originally acquired. Therefore deferred tax liability is not record.
[5]	Permanent difference related of foreign currency exchange variation on investments abroad nontaxable/ deductible (see details below).
[6]	In 2015, includes the increase in CSLL tax rate
[7]	Effect of the rate differential for other non-financial corporations, with a social contribution rate of 9%, as well as the effect of the additional 5% applicable to financial institutions, valid until the end of 2018.
[8]	In 2016, includes the IAS 21 amounted to R$575.131 (see Hedge of Investments Abroad below) and non-taxable income/non-deductible expenses R$349.120.